                             MMA PRAXIS MUTUAL FUNDS

                       SUPPLEMENT DATED NOVEMBER 27, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

                            INTERMEDIATE INCOME FUND
                                 CORE STOCK FUND
                               INTERNATIONAL FUND
                                VALUE INDEX FUND


The following information updates the table on page 7:

INTERMEDIATE INCOME FUND

      AVERAGE ANNUAL TOTAL RETURNS
      (for the periods ending December 31, 2001) (1)
      ----------------------------------------------

                                                                                  PAST        PAST        SINCE
                                                        INCEPTION                 YEAR        5 YEARS     INCEPTION
                                                        ------------------------- ----------- ----------- ----------

Class B Return Before Taxes (with
applicable CDSC)                                        January 4, 1994           2.21%       5.15%       5.13%

Class B Return After Taxes on Distributions (with
applicable CDSC)(2)                                                               0.08%       2.89%       2.92%

Class B Return After Taxes on Distributions and Sale
of Fund Shares (with applicable CDSC) (2)                                        -0.24%       2.95%       2.99%

Class A Return Before Taxes (with a
maximum sales charge of 3.75%)                          May 12, 1999              2.63%       N/A         3.82%
                                                        ------------------------- ----------- ----------- ----------

Lehman Aggregate Bond Index(3) (reflects
no deductions for fees, expenses or taxes)              December 31, 1993         8.44%       7.43%       6.90%
                                                        ------------------------- ----------- ----------- ----------

The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.

1  Both charts assume reinvestment of dividends and distributions.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only. After-tax returns for Class A shares will vary.

3 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/ Corporate Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. It is an unmanaged index intended to be generally representative of the bond market as a whole.

The following information updates the table on page 13:


CORE STOCK FUND

      AVERAGE ANNUAL TOTAL RETURNS
      (for the periods ending December 31, 2001) (1)
      ----------------------------------------------

                                                                                    PAST        PAST         SINCE
                                                        INCEPTION                   YEAR        5 YEARS      INCEPTION
                                                        --------------------------- ----------- ------------ ----------

Class B Return Before Taxes (with
applicable CDSC)                                        January 4, 1994             -12.19%      6.65%       10.07%

Class B Return After Taxes on Distributions (with
applicable CDSC)(2)                                                                 -12.19%      4.53%        8.07%

Class B Return After Taxes on Distributions and Sale
of Fund Shares (with applicable CDSC) (2)                                            -8.85%      4.75%        7.66%

Class A Return Before Taxes (with a
maximum sales charge of 5.25%)                          May 12, 1999                -12.73%       N/A         5.50%
                                                        --------------------------- ------ ---- ----- ------ ----- ----

S&P 500(R) Index(3) (reflects no deductions
for fees, expenses or taxes)                            December 31, 1993           -11.87%     10.70%       13.99%
                                                        --------------------------- ------ ---- ----- ------ ----- ----

Domini 400 Social Index(4) (reflects
no deductions for fees, expenses or taxes)              December 31, 1993           -12.07%     11.76%       14.66%
                                                        --------------------------- ----------- ------------ ----- ----

The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.

1  Both charts assume reinvestment of dividends and distributions.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only. After-tax returns for Class A shares will vary.

3 The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index") is a widely recognized, unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

4 The Domini 400 Social Index is an unmanaged index of 400 common stocks that pass multiple, broad-based social screens and is intended to be generally representative of the socially responsible investment market.

The following information updates the table on page 19:


INTERNATIONAL FUND

      AVERAGE ANNUAL TOTAL RETURNS
      (for the periods ending December 31, 2001) (1)
      ----------------------------------------------

                                                                                    PAST        SINCE
                                                        INCEPTION                   YEAR        INCEPTION
                                                        --------------------------- ----------- ------------

Class B Return Before Taxes (with
applicable CDSC)                                        April 1, 1997               -28.87%     1.87%

Class B Return After Taxes on Distributions (with
applicable CDSC)(2)                                                                 -28.99%     0.96%

Class B Return After Taxes on Distributions and Sale
of Fund Shares (with applicable CDSC) (2)                                           -18.73%     1.51%

Class A Return Before Taxes (with a
maximum sales charge of 5.25%)                          May 12, 1999                -29.31%     9.80%
                                                        --------------------------- ----------- ------------

Morgan Stanley Capital International - All Country
World Free (ex U.S.) Index(3)
(reflects no deductions for fees, expenses              March 31, 1997              -15.91%     5.21%
or taxes)
                                                        --------------------------- ----------- ------------

Morgan Stanley Capital International
Europe, Australasia and Far East Index(4)
(reflects no deductions for fees, expenses              March 31, 1997              -21.21%     1.55%
or taxes)
                                                        --------------------------- ----------- ------------

The table assumes that Class B shareholders redeem all their fund shares at the end of the period indicated.

1  Both charts assume reinvestment of dividends and distributions.

2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class B shares only. After-tax returns for Class A shares will vary.

3 The Morgan Stanley Capital International -- All Country World Free (Ex-U.S.) Index, the Fund's primary benchmark index, is a widely recognized, unmanaged index composed of a sample of companies representative of the markets of both developed and emerging markets throughout the world, excluding the United States. The Fund now uses this as its primary benchmark index because it has been determined that this index provides a more representative comparison to the Fund's investment approach than does the Fund's previous benchmark index, the Morgan Stanley Capital International -- Europe, Australasia and Far East Index.

4 The Morgan Stanley Capital International -- Europe, Australasia and Far East Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.